WARRANTY LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Class of Warrant or Right [Line Items]
Beginning balance	$ 10,360	$ 10,387
Deconsolidation of a subsidiary	(227)	0
Expense accrued	1,547	3,876
Expense incurred	(3,836)	(3,075)
Translation adjustment	(212)	(828)
Closing balance	7,632	10,360
Less: current portion of warranty liabilities	(5,386)	(6,782)
Long-term warranty liabilities	$ 2,246	$ 3,578